COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	1 Months Ended
	Feb. 28, 2018	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Contingency
Accrued research and development		$ 2,968,508	$ 2,263,934	$ 1,405,536
ACX362E
Contingency
Future commitment	$ 700,000
Royalty payments	$ 50,000
Accrued research and development		$ 150,000	$ 150,000
Royalty payments on net sales (as a percent)	4.00%